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[Letterhead of Morgan, Lewis & Bockius LLP]





May 1, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:   Bishop Street Funds
      File Nos. 33-80514 and 811-08572


Ladies and Gentlemen:

On behalf of our client, Bishop Street Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated April 30, 2000, do not differ from those contained in the Trust's Post-Effective Amendment No. 14 which was filed via EDGAR on May 1, 2000, accession number 0000893220-00-000577.

Please contact me at (215) 963-5378 if you have any questions or comments concerning this filing.


Sincerely,

/s/ Justin Bartolucci

Justin Bartolucci, Legal Assistant


cc:   Ms. Donna Rafa